Inverse Government Long Bond Strategy Fund (First Prospectus Summary) | Inverse Government Long Bond Strategy Fund
INVERSE GOVERNMENT LONG BOND STRATEGY FUND
IMPORTANT INFORMATION ABOUT THE FUND - The Inverse Government Long Bond Strategy
Fund (the "Fund") is very different from most other mutual funds in that it seeks to provide investment results that correlate to the opposite of the performance of a specific benchmark on a daily basis, a result opposite of most mutual funds. As a result, the Fund may be riskier than alternatives that do not rely on the use of derivatives to achieve their investment objectives.

Because the Fund seeks daily inverse investment results, the return of the Fund for a period longer than a full trading day will be the result of each day's compounded returns over the period, which will likely differ from the inverse return of the daily price movement of the benchmark for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the
Fund's return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund's stated investment goal (e.g., -1x) and the cumulative performance of the benchmark.

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the consequences of seeking daily inverse investment results, (b) understand the risk of shorting and (c) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

INVESTMENT OBJECTIVE -
The Fund seeks to provide total returns that inversely correlate, before fees and expenses, to the price movements of a benchmark for U.S. Treasury debt instruments or futures contracts on a specified debt instrument on a daily basis. The Fund's current benchmark is the daily price movement of the Long
Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the
Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The Fund does not seek to achieve its investment objective over a period of time greater than one day.

FEES AND EXPENSES OF THE FUND -
This table describes the fees and expenses that you may pay if you buy and hold
Advisor Class Shares or Investor Class Shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment) N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Inverse Government Long Bond Strategy Fund	Advisor	Investor
Management Fees	0.90%	0.90%
Distribution (12b-1) and/or Shareholder Service Fees	0.25%	none
Short Interest Expense	3.64%	3.64%
Remaining Other Expenses	0.77%	0.52%
Other Expenses	4.41%	4.16%
Total Annual Fund Operating Expenses	5.56%	5.06%

EXAMPLE -
This Example is intended to help you compare the cost of investing in the
Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods.
The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Inverse Government Long Bond Strategy Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Advisor	554	1,654	2,741	5,407
Investor	506	1,517	2,526	5,045

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 771%
of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES -
Unlike a traditional index fund, the Fund's investment objective is to perform, on a daily basis, exactly opposite the daily price movement of the Long Treasury
Bond. The Fund employs as its investment strategy a program of engaging in short sales and investing to a significant extent in derivative instruments, which primarily consist of futures contracts, interest rate swaps, and options on securities and futures contracts. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform opposite to fixed income securities issued by the U.S. government.
Certain of the Fund's derivative investments may be traded in the over-the-counter
("OTC") market. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. On a day-to-day basis, the
Fund may hold U.S. government securities or cash equivalents to collateralize its short sales and derivative positions. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS -
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Correlation and Compounding Risk - A number of factors may affect the Fund's ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation.
Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the Long Treasury Bond has an extreme one-day movement approaching 50%. In addition, as a result of compounding, because the Fund has a single day investment objective, the Fund's performance for periods greater than one day is likely to be either greater than or less than the inverse of the performance of the Long Treasury Bond times the stated multiple in the Fund's investment objective, before accounting for fees and fund expenses.

Compounding affects all investments, but has a more significant impact on a leveraged fund. In general, particularly during periods of higher index volatility, compounding will cause longer term results to be more or less than the inverse of the return of the benchmark. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) performance of the Long Treasury
Bond; (b) volatility of the Long Treasury Bond; (c) financing rates associated with leverage; (d) other Fund expenses; and (e) period of time. The chart below illustrates the impact of two principal factors - volatility and index performance - on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period.
Performance shown in the chart assumes: (a) no Fund expenses; and (b) a cost of leverage of zero percent. If Fund expenses were included, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than the inverse performance of the Long Treasury Bond; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return the same or less than the inverse performance of the Long Treasury Bond.

                Index Performance                     Annualized Volatility
               1x           -1x          10%        25%        50%        75%        100%

             -60%              60%       148%       132%        96%        42%        -6%

             -50%              50%        98%        87%        57%        14%       -28%

             -40%              40%        65%        56%        30%        -5%       -38%

             -30%              30%        42%        34%        13%       -18%       -47%

             -20%              20%        24%        18%        -3%       -28%       -54%

             -10%              10%        10%         4%       -13%       -36%       -59%

             0%                 0%        -1%        -6%       -22%       -43%       -64%

             10%              -10%       -10%       -15%       -29%       -48%       -67%

             20%              -20%       -17%       -22%       -35%       -53%       -69%

             30%              -30%       -24%       -28%       -40%       -56%       -71%

             40%              -40%       -29%       -33%       -44%       -60%       -73%

             50%              -50%       -34%       -37%       -48%       -62%       -76%

             60%              -60%       -38%       -41%       -51%       -65%       -78%

The Long Treasury Bond's annualized historical volatility rate for the five year period ended June 30, 2011 is 16.61%. The Long Treasury Bond's highest one-year volatility rate during the five year period is 25.15%. The Long Treasury Bond's annualized performance for the five year period ended June 30, 2011 is 6.66%.

The historical volatility and performance of the Long Treasury Bond are not indications of what the Long Treasury Bond volatility and performance will be in the future.

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions.
For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Fixed Income Risk - The Fund's investments in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer's creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may cause the value of the Fund to decrease. In addition, the Fund's investments in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

Liquidity Risk - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk - The Fund is not actively managed and the Advisor does not attempt to take defensive positions in rising markets. Therefore, the Fund may be subject to greater losses in a rising market than a fund that is actively managed.

Short Sales Risk - Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security.
The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund's ability to engage in short selling.

Tracking Error Risk - The Advisor may not be able to cause the Fund's performance to correlate to that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and the Long Treasury Bond, rounding of share prices, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION -
The following bar chart shows the performance of the Investor Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the Investor Class Shares and Advisor Class
Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions.
Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

The performance information shown below for Investor Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is -2.94%.

Highest Quarter Return                          Lowest Quarter Return
      (quarter ended 6/30/2009) 12.99%   (quarter ended 12/31/2008)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Average Annual Total Returns Inverse Government Long Bond Strategy Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date	Average Annual Returns, Since Inception Secondary	Average Annual Returns, Inception Date Secondary	Average Annual Returns, Since Inception Tertiary	Average Annual Returns, Inception Date Tertiary
Advisor	Return Before Taxes	(13.46%)	(5.76%)		(6.71%)	Aug. 01, 2003
Advisor After Taxes on Distributions	Return After Taxes on Distributions	(13.46%)	(6.22%)		(7.02%)	Aug. 01, 2003
Advisor After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(8.75%)	(5.01%)		(5.62%)	Aug. 01, 2003
Investor	Return Before Taxes	(13.05%)	(5.33%)	(5.86%)
Investor After Taxes on Distributions	Return After Taxes on Distributions	(13.05%)	(5.79%)	(6.09%)
Investor After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(8.48%)	(4.66%)	(4.85%)
Barclays Capital Long Treasury Bond Index	Barclays Capital Long Treasury Bond Index (reflects no deduction for fees, expenses or taxes)	9.38%	5.73%	6.57%	6.52%	Aug. 01, 2003	5.54%	Mar. 31, 2004	6.61%	Mar. 28, 2001